Reverse takeover (Q3) (Details)			9 Months Ended
	Nov. 06, 2024 $ / shares shares	Oct. 29, 2024 $ / shares shares	Apr. 30, 2025	Nov. 06, 2024 USD ($) $ / shares shares	Oct. 08, 2024 $ / shares	Jul. 31, 2024 shares	Sep. 22, 2023 $ / shares	Aug. 22, 2023 $ / shares	Aug. 04, 2023 $ / shares
Reverse Takeover of Business [Abstract]
Consolidation ratio				0.9692
Warrants outstanding (in shares)				22,699,987		1,328,846
Exercise price of warrant (in dollars per share) | $ / shares	$ 1.52	$ 1.31			$ 6.73		$ 1.31	$ 1.31	$ 1.31
Devv Holdings [Member]
Reverse Takeover of Business [Abstract]
Consolidation ratio		0.9692
Stock conversion ratio		0.152934
Number of shares retained (in shares)	5,159,209
Fair value per share (in dollars per share) | (per share)	$ 0.85			$ 0.61
Warrants outstanding (in shares)				22,699,987
Exercise price of warrant (in dollars per share) | $ / shares				$ 1.52
Fair value of the warrants | $				$ 7,196,286
Share price (in dollars per share) | $ / shares				$ 0.61
Expected dividend yield	0.00%
Expected-volatility	87.00%
Risk-free interest rate	3.12%
Expected remaining life			5 years
Percentage of owned shares				70.00%
Devv Holdings [Member] | SVS [Member]
Reverse Takeover of Business [Abstract]
Number of shares issued upon conversion of multiple voting shares (in shares)		10
Number of shares issued (in shares)	4,657,479
Devv Holdings [Member] | MVS [Member]
Reverse Takeover of Business [Abstract]
Number of shares issued (in shares)	7,111,405